DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of changes in deferred income
The following table summarizes the change in deferred revenue:

	Notes
Balance, January 1, 2019		$—
Prepayment from customers		169.8
Finance costs	32	0.7
Balance, December 31, 2019		$170.5
Finance costs	32	9.3
Balance, December 31, 2020		$179.8